Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes In Fair Value Of Credit Derivative [Abstract]
Net mark-to-market losses at beginning of the year	₱ (514)	₱ (71)
Gains (losses) on derivative financial instruments (Note 4)	1,651	(284)	₱ (233)
Effective portion recognized in the profit or loss for the cash flow hedges	(75)	(156)
Settlements, interest expense and others	(169)	430
Net fair value losses on cash flow hedges (Note 28)	(967)	(433)	(330)
Net mark-to-market losses at end of the year	₱ (74)	₱ (514)	₱ (71)